Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005451 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005451 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005451 | Top10HoldingTaiwan Semiconductor ManufacturingBNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005451 | Top10HoldingSamsung ElectronicsBNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005451 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005451 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005451 | Top10HoldingSK hynixBNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005451 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005451 | Top10HoldingASML HoldingBNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005451 | Top10HoldingInfineon TechnologiesBNY-5889505
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005451 | Processors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005451 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005451 | Memory
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005451 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005451 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005451 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005451 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005451 | Microcontrollers
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005451 | Enterprise Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005451 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000177214 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000177214 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177214 | Top10HoldingTaiwan Semiconductor ManufacturingBNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177214 | Top10HoldingSamsung ElectronicsBNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177214 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177214 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000177214 | Top10HoldingSK hynixBNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177214 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177214 | Top10HoldingASML HoldingBNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177214 | Top10HoldingInfineon TechnologiesBNY-5889505
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177214 | Processors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000177214 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000177214 | Memory
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000177214 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177214 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177214 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000177214 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177214 | Microcontrollers
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177214 | Enterprise Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177214 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	22.90%